INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about intangible assets [Table Text Block]
	Customer	Domain	Technology(2)	Other (1)	Total
	Relation-	Names(1)
	ships

Cost

Balance at January 1, 2017	$8,500	$4,300	$18,453	$205	$31,458

Additions	-	-	1,494	-	1,494

Balance at December 31, 2017	$8,500	$4,300	$19,947	$205	$32,952

Additions	-	-	1,070	-	1,070

Balance at December 31, 2018	$8,500	$4,300	$21,017	$205	$34,022

Amortization and impairment losses

Balance at January 1, 2017	$1,771	$-	$12,791	$-	$14,562

Amortization for the year	850	-	2,275	-	3,125

Balance at December 31, 2017	$2,621	$-	$15,066	$-	$17,687

Amortization for the year	850	-	1,533	-	2,383

Balance at December 31, 2018	$3,471	$-	$16,599	$-	$20,070

Carrying amounts

At December 31, 2017	$5,879	$4,300	$4,881	$205	$15,265

At December 31, 2018	$5,029	$4,300	$4,418	$205	$13,952